Expense Example	Apr. 30, 2025 USD ($)
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 689
Expense Example, with Redemption, 3 Years	932
Expense Example, with Redemption, 5 Years	1,194
Expense Example, with Redemption, 10 Years	1,941
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	610
Expense Example, with Redemption, 5 Years	1,049
Expense Example, with Redemption, 10 Years	2,270
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	961
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,364
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,075
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	678
Expense Example, with Redemption, 3 Years	922
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	1,935
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,040
Expense Example, with Redemption, 10 Years	2,264
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	1,354
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,072
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	525
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	994
Expense Example, with Redemption, 10 Years	1,691
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	966
Expense Example, with Redemption, 10 Years	2,132
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	864
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,231
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	$ 924